Finance income / (expense) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Income Expense [Abstract]
Summary of Finance Income (Expense)

	2025	2024	2023
	€	€	€
Foreign exchange differences	(10,250,749)	7,869,114	(3,116,662)
Interest and other income over bank balances	6,535,046	5,469,464	224,494
Other finance expenses	(172,861)	(46,914)	(20,475)
	(3,888,564)	13,291,664	(2,912,643)